Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
17.	Transactions and Agreements with Pfizer

Zoetis had related party transactions with Pfizer through the completion of the exchange offer on June 24, 2013. As of the completion of the exchange offer, Pfizer is no longer a related party. Activities while Pfizer was a related party, as well as ongoing agreements with Pfizer, are detailed below.

A. Pre-Separation Period

For the condensed combined statement of income for the three and six months ended ended July 1, 2012, the costs of goods manufactured in manufacturing plants that were shared with other Pfizer business units was approximately $105 million and $215 million, respectively.

In the pre-Separation period, Pfizer provided significant corporate, manufacturing and shared services functions and resources to us. Our condensed combined financial statements as of and for the three and six months ended ended July 1, 2012, respectively, reflect an allocation of these costs. For further information about the cost allocations for these services and resources, see Note 3A. Basis of Presentation: Basis of Presentation Prior to the Separation. Management believes that these allocations are a reasonable reflection of the services received. However, these allocations may not reflect the expenses that would have been incurred if we had operated as a standalone public company for the period presented.

Pfizer uses a centralized approach to cash management and financing its operations. In the pre-Separation period, cash deposits were remitted to Pfizer on a regular basis and were reflected in business unit equity and, similarly, Zoetis’s cash disbursements were funded through Pfizer’s cash accounts and were reflected within Business unit equity.

B. Agreements with Pfizer

In connection with the Separation and IPO, we and Pfizer entered into agreements that provide a framework for our ongoing relationship with Pfizer, certain of which are described below.

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Global separation agreement. This agreement governs the relationship between Pfizer and us following the IPO and includes provisions related to the allocation of assets and liabilities, indemnification, delayed transfers and further assurances, mutual releases, insurance and certain covenants.

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Transitional services agreement. This agreement grants us the right to continue to use certain of Pfizer’s services and resources related to our corporate functions, such as business technology, facilities, finance, human resources, public affairs and procurement, in exchange for mutually agreed-upon fees based on Pfizer’s costs of providing these services.

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Tax matters agreement. This agreement governs ours and Pfizer’s respective rights, responsibilities and obligations with respect to tax liabilities and benefits, tax attributes, the preparation and filing of tax returns, the control of audits and other tax proceedings and other matters regarding taxes. Pursuant to this agreement, we have also agreed to certain covenants that contain restrictions intended to preserve the tax-free status of certain transactions, and we have agreed to indemnify Pfizer and its affiliates against any and all tax-related liabilities incurred by them relating to these transactions to the extent caused by an acquisition of our stock or assets or by any other action undertaken by us.

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Research and development collaboration and license agreement. This agreement permits certain of our employees to be able to review a Pfizer database to identify compounds that may be of interest to the animal health field. Pfizer has granted to us an option to enter into a license agreement subject to certain restrictions and requirements and we will make payments to Pfizer.

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Employee matters agreement. This agreement governs ours and Pfizer’s respective rights, responsibilities and obligations with respect to the following matters: employees and former employees (and their respective dependents and beneficiaries) who are or were associated with Pfizer, us or the parties’ respective subsidiaries or affiliates; the allocation of assets and liabilities generally relating to employees, employment or service-related matters and employee benefit plans; and other human resources, employment and employee benefits matters.

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Master manufacturing and supply agreements. These two agreements govern our manufacturing and supply arrangements with Pfizer. Under one of these agreements, Pfizer will manufacture and supply us with animal health products. Under this agreement, our manufacturing and supply chain leadership will have oversight responsibility over product quality and other key aspects of the manufacturing process with respect to the Pfizer-supplied products. Under the other agreement, we will manufacture and supply certain human health products to Pfizer.

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Environmental matters agreement. This agreement governs the performance of remedial actions for liabilities allocated to each party under the global separation agreement; addresses our substitution for Pfizer with respect to animal health assets and remedial actions allocated to us (including substitution related to, for example, permits, financial assurances and consent orders); allows our conditional use of Pfizer’s consultants and contractors to assist in the conduct of remedial actions; and addresses the exchange of related information between the parties. The agreement also sets forth standards of conduct for remedial activities at the co-located facilities: Guarulhos, Brazil; Catania, Italy; Hsinchu, Taiwan; and Kalamazoo, Michigan in the U.S. In addition, the agreement sets forth site-specific terms to govern conduct at several of these co-located facilities.

•	Screening services agreement. This agreement requires us to provide certain high throughput screening services to Pfizer’s R&D organization for which Pfizer pays to us agreed-upon fees.

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Intellectual property license agreements. Under these agreements (i) Pfizer and certain of its affiliates licensed to us and certain of our affiliates the right to use certain intellectual property rights in the animal health field; (ii) we licensed to Pfizer and certain of its affiliates certain rights to intellectual property in all fields outside of the animal health field; and (iii) Pfizer granted us rights with respect to certain trademarks and copyrighted works.

Following the Separation, we own, have access to or have the right to use substantially all of the resources that were used, or held for use, exclusively in Pfizer’s animal health business, including the following:

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Intellectual Property. As part of the Separation, Pfizer assigned to us ownership of certain animal health related patents, pending patent applications, and trademark applications and registrations. In addition, Pfizer licensed to us the right to use certain intellectual property rights in the animal health field. We licensed to Pfizer the right to use certain of our trademarks and substantially all of our other intellectual property rights in the human health field and all other fields outside of animal health. In addition, Pfizer granted us a transitional license to use certain of Pfizer’s trademarks and we granted Pfizer a transitional license to use certain of our trademarks for a period of time following the completion of the IPO.

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Manufacturing Facilities. Our global manufacturing network consists of 13 “anchor” manufacturing sites and 16 “satellite” manufacturing sites. Ownership of, or the existing leasehold interest in, these facilities were conveyed to us by Pfizer as part of the Separation. Among these 29 manufacturing sites is our facility in Guarulhos, Brazil, which we leased back to Pfizer. Certain of our products are currently manufactured at 14 manufacturing sites that were retained by Pfizer. The products manufactured by Pfizer at these sites and at our Guarulhos, Brazil facility continues to be supplied to us under the terms of a manufacturing and supply agreement we entered into with Pfizer.

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R&D Facilities. We have R&D operations co-located with certain of our manufacturing sites in Australia, Belgium, Brazil, Canada, China, Spain and the United States to facilitate the efficient transfer of production processes from our laboratories to manufacturing sites. In addition, we maintain R&D operations at non-manufacturing locations in Belgium, Brazil, India and the United States. As part of the Separation, Pfizer conveyed to us its interest in each of these R&D facilities, with the exception of our Mumbai, India facility, which we expect Pfizer to transfer to us for agreed upon cash consideration after the completion of the Separation, and, in the interim, we are leasing this facility from Pfizer.

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Employees. In general, as part of the Separation, employees of Pfizer who were substantially dedicated to the animal health business became our employees. However, labor and employment laws or other business considerations in some jurisdictions delayed Pfizer from transferring to us employees who are substantially dedicated to the animal health business. In those instances, to the extent permissible under applicable law, we and Pfizer entered into mutually-acceptable arrangements to provide for continued operation of the business until such time as the employees in those jurisdictions can be transferred to us.

The amounts charged under each of the agreements with Pfizer for the three and six months ended June 30, 2013 are as follows:

(MILLIONS OF DOLLARS)	Three Months Ended June 30, 2013	Six months Ended June 30, 2013
Transitional services agreement	$31	$58
Master manufacturing and supply agreements	65	122
Employee matters agreement	51	99

In certain jurisdictions, while the Zoetis entities obtain appropriate registration and licensing, Pfizer entities purchase product from Zoetis entities and resell such product to the local Zoetis entity at cost. This activity is reflected in Accounts receivable for the product Pfizer purchases from Zoetis entities and in Accounts payable for the product purchased from such Pfizer entities by our local Zoetis entity.

At June 30, 2013, $212 million was included in Accounts receivable as receivable from Pfizer and $297 million was included in Accounts payable as payable to Pfizer.

We remained part of Pfizer’s consolidated U.S. tax returns until we fully separated on June 24, 2013, and therefore reflected 2013 U.S. income taxes payable of $31 million as a payable to Pfizer in Other current liabilities.

18.	Related Party Transactions

These financial statements include related party transactions:

•	We did not have sales to Pfizer and its subsidiaries during any of the periods presented.

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The costs of goods manufactured in manufacturing plants that are shared with other Pfizer business units were approximately $420 million in 2012, $340 million in 2011 and $350 million in 2010. Some of these sites transferred to us as part of the asset transfer on January 28, 2013. See Note 19A. Subsequent Events—Senior Notes Offering and Asset Transfer.

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Historically, Pfizer has provided significant corporate, manufacturing and shared services functions and resources to us. Our combined financial statements reflect an allocation of these costs. For further information about the cost allocations for these services and resources, see Note 2. Basis of Presentation. Management believes that these allocations are a reasonable reflection of the services received. However, these allocations may not reflect the expenses that would have been incurred if we had operated as a standalone public company for the periods presented. The costs for these services as a standalone public company would depend on a number of factors, including how we chose to organize as a company, our employee sourcing decisions and strategic decisions in areas such as information technology systems and infrastructure.

Pfizer uses a centralized approach to cash management and financing its operations. During the periods covered by these financial statements, cash deposits were remitted to Pfizer on a regular basis and are reflected within equity in the combined financial statements. Similarly, Zoetis’s cash disbursements were funded through Pfizer’s cash accounts and are reflected within equity in combined financial statements.